INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Summary of investments
The loss (gain) from the investment in PrairieSky was comprised as follows:

	2018	2017	2016
Fair value loss (gain) from PrairieSky	$326	$(3)	$(292)
Dividend income from PrairieSky	(17)	(17)	(27)
	$309	$(20)	$(319)
The loss (gain) from the investment in Inter Pipeline was comprised as follows:

	2018	2017	2016
Fair value loss from Inter Pipeline	$43	$23	$—
Dividend income from Inter Pipeline	(11)	(10)	(1)
	$32	$13	$(1)
As at December 31, 2018 and 2017, the Company had the following investments:

	2018	2017
Investment in PrairieSky Royalty Ltd.	$400	$726
Investment in Inter Pipeline Ltd.	124	167
	$524	$893